REIMBURSEMENT RIGHTS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
REIMBURSEMENT RIGHTS AND OBLIGATIONS
Schedule of reimbursement rights and obligations

	12/31/2020	12/31/2019
Current assets
CCC (a)	4,684	48,458
Non-current assets
CCC (a)	7,046,002	9,096,614
CCC - ECL Allowance (b)	(1,462,555)	(3,681,067)
	5,583,447	5,415,547

Total reimbursement rights	5,588,131	5,464,005

Current liabilities
Deviation from Angra 2 (c)	244,852	—
PROINFA (d)	1,373,656	1,796,753
	1,618,508	1,796,753
Non-current liabilities
Deviation from Angra 2 (c)	22,259	—
Total repayment obligation	1,640,767	1,796,753

a)

Fuel Consumption Account (CCC): Credits that represent the right to reimbursement of the Fuel Consumption Account, related to the costs of generating electricity in isolated systems, including costs related to the contracting of energy and power associated with own generation to serve the public electricity service, the charges and taxes of the electric sector and, also, the investments made. The Company records provisions on CCC reimbursement rights based on the expectation of receipt, considering the criteria for assessing the assurance inspections carried out by ANEEL. The Company awaits ANEEL's definition of how to pay these funds, which will be received through sector funds. The Company expects to have a definition regarding the reimbursement as soon as all stages of formal compliance with the regulator have been completed and expects the definition on the subject in 2021.

b)

CCC - ECL Provision: Based on the results of the inspections carried out by ANEEL, the Company made a definitive write-off in the amount of R$ 2,282,037 related to CCC assets that were provisioned, with no impact on profit for the year ended December 31, 2020 (such amounts were already with a provision).This is the main reason for the variance in the non current assets and the allowance.

c)

Deviation from Angra 2: The negative variation of R$ 267,111, recorded in December 2020, is due to the fact that the energy supplied throughout 2020 was less than the guaranteed energy for the period, since the maintenance stoppage time of the Usina de Angra 2 was superior to that scheduled for the year. This amount of energy delivered to less than 2020 will be subject to reimbursement to all quota distributors, in duodecimal installments, from February 2021.

d)

PROINFA: electric energy trading operations under PROINFA generated a negative net balance of R$ 423,097 for the year ended December 31, 2020 (positive R$ 546,134 for the year ended December 31, 2019), with no effect on net income for the year of the Company, this amount being included in the item Reimbursement Obligations.